Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	¥ 2,156,133	$ 308,323	¥ 2,254,213	$ 322,348	¥ 2,624,719	¥ 1,494,150
Amounts due from subsidiaries	84,531	12,088	61,722
Prepayments and other current assets	2,858,054	408,696	1,321,340
Total current assets	18,320,191	2,619,752	17,908,711
Non-current assets
Other assets	535,242	76,539	500,363
Total non-current assets	4,842,772	692,507	4,332,068
TOTAL ASSETS	23,162,963	3,312,259	22,240,779
Current liabilities
Amounts due to related parties	8,708	1,245	10,927
Accrued interest payable	1,991		5,596
Short-term borrowings	180,000		49,800
Accruals and other current liabilities	4,371,484	625,110	4,019,676
Total current liabilities	9,677,948	1,383,923	9,604,374
TOTAL LIABILITIES	11,210,332	1,603,051	11,500,773
SHAREHOLDERS' EQUITY:
Treasury Stock	(493,846)	(70,619)	(328,764)				$ (48,000)
Additional paid-in capital	3,396,667	485,717	3,314,866
Accumulated other comprehensive income	(27,597)	(3,946)	(29,559)
Retained earnings	7,816,234	1,117,707	6,604,908
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	23,162,963	3,312,259	22,240,779
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	209	32	205
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	41	7	41
Parent
Current assets
Cash and cash equivalents	14,265	2,040	24,523
Prepayments and other current assets	13,699	1,959	7,234
Total current assets	575,961	82,362	380,073
Non-current assets
Investments in subsidiaries	14,979,842	2,142,089	13,272,552
Other assets	107	15	660
Total non-current assets	14,979,949	2,142,104	13,273,212
TOTAL ASSETS	15,555,910	2,224,466	13,653,285
Current liabilities
Short-term borrowings	31,278	4,473	0
Accruals and other current liabilities	12,209	1,746	9,947
Total current liabilities	3,603,279	515,258	2,913,279
TOTAL LIABILITIES	3,603,279	515,258	2,913,279
Commitments and contingencies (Note 21)
SHAREHOLDERS' EQUITY:
Treasury Stock	(493,846)	(70,619)	(328,764)
Additional paid-in capital	3,396,667	485,717	3,314,866
Accumulated other comprehensive income	(27,597)	(3,946)	(29,559)
Retained earnings	9,077,157	1,298,017	7,783,217
Total equity attributable to owners of the company	11,952,631	1,709,208	10,740,006
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,555,910	2,224,466	13,653,285
Parent | Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	209	32	205
Parent | Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	41	7	41
Parent | Affiliated Entity
Current assets
Amounts due from subsidiaries	547,997	78,363	348,316
Current liabilities
Amounts due to related parties	¥ 3,559,792	$ 509,039	¥ 2,903,332